Total
Invesco Global Focus Fund
Invesco Global Focus Fund
SUPPLEMENT DATED JUNE 16, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Global Focus Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Effective June 30, 2022, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Returns - Invesco Global Focus Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		(2.18%)	17.77%	13.74%		Oct. 01, 2007
Class C		1.74%	18.21%	13.68%		Oct. 01, 2007
Class R		3.25%	18.82%	14.08%		Oct. 01, 2007
Class Y		3.76%	19.40%	14.67%		Oct. 01, 2007
Class R5	[1]	3.86%	19.33%	14.49%		May 24, 2019
Class R6		3.88%	19.59%		14.87%	Aug. 28, 2012
After Taxes on Distributions | Class A		(3.21%)	16.42%	13.03%
After Taxes on Distributions and Sale of Fund Shares | Class A		(0.76%)	14.09%	11.39%
MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[2]	17.10%	19.92%	14.70%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[2]	18.54%	14.40%	11.85%
[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses.
[2]	Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index to the MSCI ACWI Growth Index. The Fund believes the MSCI ACWI Growth Index is a more appropriate comparison for evaluating the Fund’s performance.